Benefit Plans (Summary of ESOP Shares) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Benefit Plans [Abstract]
Unearned shares	121,900	127,380
Shares committed to be released	4,110	4,110
Shares released	36,992	31,512
Total shares	163,002	163,002
Fair value of unearned shares	$ 1,573	$ 1,093